Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Principal Accounting Policies
Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2017, 2018 and 2019:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
A	462,384	637,963	879,220

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
A	318,396	397,999

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2017, 2018 and 2019:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
B	938,128	1,300,297	1,775,444
C	474,399	*	*

Schedule of estimated useful lives and residual rates

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Schedule of weighted-average remaining lease term and weighted-average discount rate for the Company's leases

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

Lease Term and Discount Rate	December 31, 2019
Weighted-average remaining lease term:
- Operating leases	3.98 years
Weighted-average discount rate
- Operating leases	7.97%

Schedule of future minimum lease payments by year as of December 31, 2019

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2020	165,670
2021	120,654
2022	103,016
2023	53,258
2024	43,600
Thereafter	34,771
Total lease commitment	520,969

Less: Imputed interest	(73,125)

Total operating lease liabilities	447,844
Less: current operating lease liabilities	(137,855)

Long-term operating lease liabilities	309,989

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	162,818
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	277,638

Schedule of future minimum lease payments by year as of December 31, 2018

During the three years ended December 31, 2017, 2018 and 2019, the Group incurred operating lease expenses of RMB105,126, RMB 141,993 and RMB172,727 (excluding RMB2,786 for short-term leases not capitalized as right-of-use assets), respectively.

As of December 31, 2018, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

Fiscal Year	Operating lease
RMB
2019	161,402
2020	139,306
2021	102,574
2022	100,001
2023	56,822
Thereafter	83,379

Total lease commitment	643,484